Interests in Other Entities - Schedule of Summarized Statement of Comprehensive Loss (Details) - Radiopharm Ventures LLC [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Summarized Statement of Comprehensive Loss [Line Items]
Loss for the year	$ (6,110,449)	$ (4,008,597)
Total comprehensive loss	(6,110,449)	(4,008,597)
Loss allocated to non-controlling interests	$ (1,639,368)	$ (1,964,213)